Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current taxes
Current taxes	$ (923)	$ (878)
Uncertain tax positions	8	91
Change in estimate relating to prior periods	9	8
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(75)	(176)
Change in estimate relating to prior periods	1	(8)
Recognition and utilization of loss carryforwards	(24)	(4)
Uncertain tax positions	8	0
Total income taxes	$ (996)	$ (967)